Warrants (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants [Line Items]
Warrants outstanding (in Shares)	5,425,000
Warrants exercisable period from closing of initial public offering	12 months
Public warrants expire period	5 years
Redemption price per warrant	$ 0.01
Written notice of redemption	30 years
Price per share required for redemption of warrants	$ 18
Initial business combination issue price per share	$ 9.2
Total equity proceeds, percentage	60.00%
Effective issue price per share	$ 9.2
Market value percentage	115.00%
Redemption per share	$ 18
Market value increase, percentage	180.00%
Warrants per price	$ 1
Warrant purchase price (in Dollars)	$ 5,425,000
Warrant purchase share (in Shares)	1
Warrant purchase share per value	$ 0.17
Fair value of warrant liabilities (in Dollars)	$ 677,000	$ 1,015,500
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	11,500,000
Warrant purchase share (in Shares)	1
Warrant purchase share per value	$ 11.5
Private Placement Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)		5,425,000
Warrant purchase share per value	$ 11.5